MINERAL PROPERTIES (Details) (USD $)	Aug. 01, 2011 August 17, 2013 - 2014	Aug. 01, 2011 August 17, 2015 - 2019	Aug. 01, 2011 August 17, 2020 - 2024	Aug. 01, 2011 August 17, 2025 - 2029	Nov. 01, 2012 November 1, 2013 - 2014	Nov. 01, 2012 November 1, 2015 - 2019	Nov. 01, 2012 November 1, 2020 - 2024	Nov. 01, 2012 November 1, 2025 - 2029
Per Acre Amount	$ 50	$ 75	$ 150	$ 200	$ 50	$ 75	$ 150	$ 200
Total Lease Amount	$ 44,718	$ 67,077	$ 134,155	$ 178,873	$ 4,500	$ 6,750	$ 13,500	$ 18,000